SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Total revenue	$ 323	$ 255	[1]
Selling, general and administrative expenses	118	91	[1]
Adjusted EBITDA	173	140
CAPEX excl. licenses and ROU	67	51
Additions other than through business combinations, property, plant and equipment	86	85
Intangible assets acquired	26	9
Right-of-use assets	42	43
Intangible assets other than licenses
Disclosure of operating segments [line items]
Intangible assets acquired	23	9
License
Disclosure of operating segments [line items]
Intangible assets acquired	0	0
Kyivstar
Disclosure of operating segments [line items]
Total revenue	323	255
Selling, general and administrative expenses	118	91
Adjusted EBITDA	173	140
CAPEX excl. licenses and ROU	67	51
Telecommunication and infrastructure revenue
Disclosure of operating segments [line items]
Total revenue	256	236
Telecommunication and infrastructure revenue | Kyivstar
Disclosure of operating segments [line items]
Total revenue	256	236
Digital revenue
Disclosure of operating segments [line items]
Total revenue	67	19
Digital revenue | Kyivstar
Disclosure of operating segments [line items]
Total revenue	$ 67	$ 19

[1]	Prior period comparatives have been reclassified to conform with the current period presentation